Note 7 - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
7
)
Premises
and
Equipment

Premises and equipment are comprised of the following as of
December 31:

	20 1 8	2017

Land	$10,934,885	$9,668,722
Building	26,544,689	26,893,354
Furniture, Fixtures and Equipment	12,782,042	13,090,366
Leasehold Improvements	696,529	655,166
Construction in Progress	581,389	68,253

	51,539,534	50,375,861
Accumulated Depreciation	(22,708,262)	(22,736,431)

	$28,831,272	$27,639,430

Depreciation charged to operations totaled
$1,786,652
in
2018,
$1,647,813
in
2017
and
$1,574,249
in
2016.

Certain Company facilities and equipment are leased under various operating leases. Rental expense approximated
$443,000
for
2018,
$427,000
for
2017
and
$437,000
for
2016.

Future minimum rental payments as of
December 31, 2018
are as follows:

Year Ending December 31	Amount

2019	$63,480
2020	42,000
2021	42,000
2022	38,500
2023 and Thereafter	-

$185,980